Annual Fund Operating Expenses - AMG GW&K Muni Income ETF - AMG GW&K Muni Income ETF	Sep. 15, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.29%

[1]	Because the Fund is new, “Other Expenses” are based on estimates for the Fund’s first full fiscal year.